Share-based payments - Stock Options Exercise Prices and Weighted Average Remaining Life (Details)	Dec. 31, 2017 CAD ($) shares year	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER OF SHARES | shares	10,490,249	10,242,162	9,666,904
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	4.68
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 55	$ 52	$ 48
$30–$39
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER OF SHARES | shares	35,408
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	0.14
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 36
$30–$39 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	30
$30–$39 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 39
$40-$49
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER OF SHARES | shares	1,978,575
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	2.54
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 46
$40-$49 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	40
$40-$49 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 49
$50-$59
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER OF SHARES | shares	8,377,818
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	5.19
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 58
$50-$59 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	50
$50-$59 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 59
$60 & above
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
NUMBER OF SHARES | shares	98,448
WEIGHTED AVERAGE REMAINING LIFE (YEARS) | year	5.84
WEIGHTED AVERAGE EXERCISE PRICE ($)	$ 61
$60 & above | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options	$ 60